SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended					2 Months Ended	4 Months Ended	12 Months Ended		13 Months Ended
	Aug. 31, 2026	Aug. 04, 2026	Jul. 24, 2026	Nov. 04, 2025	Aug. 18, 2025	Sep. 30, 2026	Aug. 31, 2026	Jul. 31, 2026	Jun. 30, 2026	Jan. 31, 2026	Aug. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Mar. 03, 2025
Subsequent Event [Line Items]
Proceeds from exercise of warrants													$ 3,000,000
Shares Issued, Price Per Share																			$ 150
Share price									$ 1.50			$ 1.50	$ 1.50		$ 1.50
Shares issued for services amount														$ 51,348,000
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued				100
Warrants to purchase common stock				9,900
Warrant exercise price per share				$ 10,000
Number of shares issued									0			0	0	0	0	50	50	50
Series C Warrants [Member]
Subsequent Event [Line Items]
Number of shares issued									150			150	150		150
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued					40,000					183,655		452,489	40,000		323,856
Shares issued for services														342,230
Shares issued for services amount														$ 342
Preferred Stock [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock converted									50	50		50
Shares issued for services amount
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	50	50					50				50
Subsequent Event [Member] | Series C Warrants [Member]
Subsequent Event [Line Items]
Proceeds from exercise of warrants	$ 1,500,000	$ 500,000
Warrants to purchase common stock	150	50					150				150
Warrant exercise price per share	$ 10,000	$ 10,000					$ 10,000				$ 10,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued						328,000	2,204,660				436,340
Shares issued for settlement payment value								$ 75,000
Shares issued for settlement payment								51,289
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited											320,031
Shares Issued, Value, Share-Based Payment Arrangement, Forfeited											$ 500,000
Shares Issued, Price Per Share	$ 1.56						$ 1.56				$ 1.56
Shares issued for services			3,500,000
Share price			$ 1.37
Shares issued for services amount			$ 4,795,000
Subsequent Event [Member] | Preferred Stock [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock converted						50	150